Investments in joint ventures - Summarized aggregate financial information of joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	$ 67	$ 1,128	$ 543
Investments in joint ventures	12,435	12,400
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	700	540	0
Investments in joint ventures	5,066	5,264
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	0	538	(217)
Investments in joint ventures	0	2,000
Other joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	(633)	50	760
Investments in joint ventures	7,369	5,136
Joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	67	1,128	$ 543
Investments in joint ventures	$ 12,435	$ 12,400